CONDENSED INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - 6 months ended Jun. 30, 2019 - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive income [Member]	Foreign currency translation adjustment [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2018	$ 418,492	$ 1,380,396	$ 20,758	$ 93,226	$ (672)	$ (22,716)	$ (637,446)	$ (9,072)		$ (6,761)	$ 1,236,205
BALANCE, SHARES at Dec. 31, 2018	105,066
Changes during the period:
Exercise of options and RSUs	$ 1,127	(730)									397
Exercise of options and RSUs, shares	271
Capital notes converted into share capital	$ 4,892	15,866	(20,758)
Capital notes converted into share capital, shares	1,181
Employee stock-based compensation				7,707							7,707
Other comprehensive income:
Profit							47,152		$ 47,152	(1,030)	46,122
Foreign currency translation adjustments						1,146			1,146	1,526	2,672
Change in employees plan assets and benefit obligations					115				115		115
Unrealized gain on derivatives					1,639				1,639		1,639
Comprehensive income									$ 50,052		50,052
BALANCE at Jun. 30, 2019	$ 424,511	$ 1,395,532		$ 100,933	$ 1,082	$ (21,570)	$ (590,294)	$ (9,072)		$ (6,265)	$ 1,294,857
BALANCE, SHARES at Jun. 30, 2019	106,518
OUTSTANDING SHARES, NET OF TREASURY STOCK at Jun. 30, 2019	106,432